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NEEMA NASSIRI neema.nassiri@dechert.com +1 212 641 5633 Direct +1 212 698 0420 Fax

June 27, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 758 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 758 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 759 to the Registration Statement under the Investment Company Act of 1940, as amended. This Amendment is being filed for the primary purpose of registering Drexel Hamilton Class Shares of the Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Prime Obligations Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-641-5633.

Sincerely,

/s/ Neema Nassiri
Neema Nassiri